Shareholder Fees	Apr. 30, 2026 USD ($)
Monetta Fund | Monetta Fund Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Monetta Young Investor Fund | Monetta Young Investor Fund Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0